Shareholders’ Equity (Details) - USD ($)									6 Months Ended
		Oct. 15, 2025	Sep. 09, 2025	Feb. 08, 2025	Jan. 15, 2025	Oct. 17, 2024	Oct. 03, 2024	Jan. 26, 2024	Jun. 30, 2025	Jun. 06, 2025	Dec. 31, 2024	Sep. 30, 2024	Jul. 31, 2024	Jul. 13, 2024
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)									$ 50,000
Ordinary shares, par value (in Dollars per share)	[1]								$ 0.00005		$ 0.00005
Ordinary shares, shares issued	[1]								51,265,000		21,625,000
Ordinary shares, shares outstanding	[1]								51,265,000		21,625,000
Stockholders' equity note, share split								4,000-for-1
Forecast [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.00005
Offering price per share (in Dollars per share)			$ 0.04
Gross proceeds (in Dollars)			$ 4,000,000
Initial Public Offering [Member]
Shareholders’ Equity [Line Items]
Issuance of shares							1,100,000
Offering price per share (in Dollars per share)							$ 4
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares authorized									50,000
Ordinary shares, par value (in Dollars per share)					$ 0.00005				$ 1	$ 0.00005				$ 1
Ordinary shares, shares issued							2,110,000			5,000,000		1,000	1,000
Ordinary shares, shares outstanding							2,110,000					1,000	1,000
Stockholders' equity note, share split				5-for-1
Issuance of shares					25,000,000	5,775			25,000,000
Offering price per share (in Dollars per share)					$ 0.4
Gross proceeds (in Dollars)					$ 10,000,000
Shares registered in equity incentive plan										7,000,000
Ordinary Shares [Member] | Forecast [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued		21,265,000
Ordinary shares, shares outstanding		21,265,000
Issuance of shares		165,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 12).